BANK ACQUISITION (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Mar. 18, 2014	Sep. 30, 2014	Mar. 18, 2014	Sep. 30, 2013	Sep. 30, 2014
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		557,621
Town Square Financial [Member]
Business Acquisition [Line Items]
Acquisition date						Mar. 18, 2014
Percentage of shares converted to shares						55.00%		55.00%
Conversion, shares per each share						2.3289		2.3289
Percentage of shares exchanged for cash						45.00%		45.00%
Shares exchanged for cash, amount per share						$ 33.86		$ 33.86
Stock Issued During Period, Shares, Acquisitions						557,621		435,398
Cash Consideration						$ 6,635,000
Acquisition costs		111,000	111,000			1,300,000	200,000		1,400,000
Goodwill acquired						624,000
Loans acquired, contractual amount						124,700,000		124,700,000
Loans acquired, expected cash flows						121,200,000		121,200,000
Loans acquired, fair value						118,100,000		118,100,000
Business Combination, Pro Forma Information, Historical Results Adjustments			345,000					129,000	1,200,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual										4,800,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual										1,300,000
Business Combination, Acquisition Related Costs		111,000	111,000			$ 1,300,000	$ 200,000		$ 1,400,000